UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 89.8%

	Shares	Value
CONSUMER DISCRETIONARY — 17.8%
American Eagle Outfitters	636,000	$10,862,880
Buckle	201,419	10,290,497
Cinemark Holdings	304,110	13,706,238
Pearson PLC ADR	789,545	17,062,067
Regal Entertainment Group, Cl A	553,353	12,638,582
Six Flags Entertainment	245,290	11,874,489
Thomson Reuters	282,450	11,456,172

		87,890,925

ENERGY — 3.9%
Dorchester Minerals LP (A)	220,203	5,007,416
Vermilion Energy	334,214	14,063,725

		19,071,141

FINANCIALS — 9.7%
Federated Investors, Cl B	244,365	8,281,530
FNB	1,118,759	14,700,494
People’s United Financial	973,460	14,796,592
Waddell & Reed Financial, Cl A	207,845	10,296,641

		48,075,257

HEALTH CARE — 8.0%
AbbVie	256,930	15,040,682
GlaxoSmithKline PLC ADR	331,846	15,314,693
Merck	156,800	9,012,864

		39,368,239

INDUSTRIALS — 5.6%
ABB ADR	593,455	12,563,442
Eaton PLC	220,455	14,977,713

		27,541,155

INFORMATION TECHNOLOGY — 10.1%
Cisco Systems	376,045	10,350,639
Intel	366,955	11,474,683
Maxim Integrated Products	265,665	9,247,798
Microchip Technology	180,040	8,803,956
Seagate Technology	186,470	9,702,034

		49,579,110

MATERIALS — 10.2%
Dow Chemical	366,280	17,574,114
Nucor	240,305	11,421,697
Potash Corp of Saskatchewan	439,315	14,167,909
Sonoco Products	156,120	7,097,215

		50,260,935

REAL ESTATE INVESTMENT TRUST — 13.0%
Corrections Corp of America	229,620	9,244,501
Hospitality Properties Trust	226,780	7,481,472
Lamar Advertising, Cl A	208,630	12,365,500
Outfront Media	410,342	12,277,433
Plum Creek Timber	247,055	10,734,540

1

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE INVESTMENT TRUST — continued
Ryman Hospitality Properties	195,445	$11,904,555

		64,008,001

TELECOMMUNICATION SERVICES — 9.8%
AT&T	524,760	17,133,414
BCE	393,130	16,652,987
Vodafone Group PLC ADR	441,110	14,415,475

		48,201,876

UTILITIES — 1.7%
Public Service Enterprise Group	201,175	8,433,256

TOTAL COMMON STOCK (Cost $400,795,599)		442,429,895

SHORT-TERM INVESTMENT (B) — 10.4%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (Cost $50,978,320)	50,978,320	50,978,320

TOTAL INVESTMENTS — 100.2% (Cost $451,773,919)†		$493,408,215

Percentages are based on Net Assets of $492,570,244.
(A)	Securities considered Master Limited Partnership. At March 31, 2015, these securities amounted to $5,007,416 or 1.0% of net assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2015.
ADR	— American Depositary Receipt
Cl	— Class
LP	— Limited Partnership
PLC	— Public Limited Company

†	At March 31, 2015, the tax basis cost of the Fund’s investments was $451,773,919 and the unrealized appreciation and depreciation were $52,916,950 and $(11,282,654) respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0700

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: May 29, 2015